SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-06554

                           AB Global Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-06554
Reporting Period: 07/01/2016 - 06/30/2017
AB Global Bond Fund, Inc.









========================== AB Global Bond Fund, Inc. ===========================


GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: FEB 27, 2017   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposals                         For       For          Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAT6
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 15, 2017   Meeting Type: Annual
Record Date:  APR 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director James D. Bennett         For       For          Management
1B    Elect Director Michael L. Bennett       For       For          Management
1C    Elect Director John V. Genova           For       For          Management
1D    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1E    Elect Director David J. Kornder         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Registrant:  AB Global Bond Fund, Inc.


                                      By: Robert M. Keith*
                                          -----------------------
                                          Chief Executive Officer



                                      Date:  August 31, 2017


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY
                               -----------------

     KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Government Exchange Reserves
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Sustainable Global Thematic Fund, Inc.
-AB Relative Value Fund, Inc.
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                               Robert M. Keith

Dated: August 2, 2017